Offerings - Offering: 1	Sep. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Actelis Networks, Inc. 2025 Equity Incentive Plan
Amount Registered | shares	1,800,000
Proposed Maximum Offering Price per Unit	0.43
Maximum Aggregate Offering Price	$ 774,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 118.50
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional ordinary shares that become issuable under the Actelis Networks, Inc. 2015 Equity Incentive Plan (the “2015 Plan”) by reason of any share dividend, share split, recapitalization or other similar transaction.